Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	May 11, 2026	Dec. 18, 2025	Aug. 31, 2026	Nov. 30, 2025
Commitments and Contingencies [Line Items]
Deferred legal fee			$ 413,467
Service Provider Agreement [Member]
Commitments and Contingencies [Line Items]
Success fee	$ 100,000
Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Period after closing of initial business combination			45 days	45 days
Underwriting discount			2.00%	2.00%
Deferred under writing commissions payable				$ 10,950,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Units issued		3,000,000
Price per share		$ 10
Over-Allotment Option [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Units issued		3,000,000
Price per share		$ 10
Over-Allotment Option [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Units issued		3,000,000	3,000,000
Price per share		$ 10
Percentage of gross proceeds			6.50%	6.50%
Deferred under writing commissions payable			$ 10,950,000
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Units issued		23,000,000
Proceeds from issuance of public offering			3,404,000
Initial Public Offering [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Units issued		23,000,000
Initial Public Offering [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Units issued				3,000,000
Proceeds from issuance of public offering			$ 4,000,000	$ 4,000,000
Percentage of gross proceeds			4.50%	4.50%